Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 2,265,803	$ 2,157,323	$ 1,939,322
Specialty plant nutrition [Member]
Revenue	781,750	697,251	623,853
Iodine and derivatives [Member]
Revenue	324,972	252,123	231,144
Lithium and Derivatives [Member]
Revenue	734,801	644,573	514,627
Potassium [Member]
Revenue	267,474	379,326	403,323
Industrial chemicals [Member]
Revenue	108,268	135,578	104,137
Others [Member]
Revenue	48,538	48,472	62,238
Chile [Member]
Revenue	189,349	140,764	162,477
Chile [Member] | Specialty plant nutrition [Member]
Revenue	111,595	91,243	102,804
Chile [Member] | Iodine and derivatives [Member]
Revenue	1,052	1,054	1,319
Chile [Member] | Lithium and Derivatives [Member]
Revenue	700	802	500
Chile [Member] | Potassium [Member]
Revenue	25,593	20,001	18,940
Chile [Member] | Industrial chemicals [Member]
Revenue	4,575	2,522	3,398
Chile [Member] | Others [Member]
Revenue	45,834	45,942	60,108
Latin America and the Caribbean [Member]
Revenue	180,189	232,145	242,372
Latin America and the Caribbean [Member] | Specialty plant nutrition [Member]
Revenue	77,737	71,335	69,805
Latin America and the Caribbean [Member] | Iodine and derivatives [Member]
Revenue	6,390	5,756	6,136
Latin America and the Caribbean [Member] | Lithium and Derivatives [Member]
Revenue	3,596	3,109	3,002
Latin America and the Caribbean [Member] | Potassium [Member]
Revenue	80,192	142,610	154,012
Latin America and the Caribbean [Member] | Industrial chemicals [Member]
Revenue	12,097	9,180	9,194
Latin America and the Caribbean [Member] | Others [Member]
Revenue	177	155	223
Europe
Revenue	479,664	449,053	378,126
Europe | Specialty plant nutrition [Member]
Revenue	200,229	177,997	116,863
Europe | Iodine and derivatives [Member]
Revenue	112,080	81,557	86,095
Europe | Lithium and Derivatives [Member]
Revenue	103,430	88,443	77,850
Europe | Potassium [Member]
Revenue	46,068	72,405	82,040
Europe | Industrial chemicals [Member]
Revenue	17,384	28,346	14,391
Europe | Others [Member]
Revenue	473	305	887
North America
Revenue	471,515	441,854	422,238
North America | Specialty plant nutrition [Member]
Revenue	240,995	235,963	211,954
North America | Iodine and derivatives [Member]
Revenue	83,587	67,491	63,193
North America | Lithium and Derivatives [Member]
Revenue	68,254	42,918	41,226
North America | Potassium [Member]
Revenue	50,685	69,105	81,043
North America | Industrial chemicals [Member]
Revenue	27,347	25,824	24,485
North America | Others [Member]
Revenue	647	553	337
Asia and others [Member]
Revenue	945,086	872,707	709,517
Asia and others [Member] | Specialty plant nutrition [Member]
Revenue	151,194	120,713	122,427
Asia and others [Member] | Iodine and derivatives [Member]
Revenue	121,863	96,265	74,401
Asia and others [Member] | Lithium and Derivatives [Member]
Revenue	558,821	509,301	392,049
Asia and others [Member] | Potassium [Member]
Revenue	64,936	75,205	67,288
Asia and others [Member] | Industrial chemicals [Member]
Revenue	46,865	69,706	52,669
Asia and others [Member] | Others [Member]
Revenue	$ 1,407	$ 1,517	$ 683